Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

During the three months ended March 31, 2018, there have been no changes to the Company’s significant accounting policies as described in its Annual Report on Form 10-K for the fiscal year ended December 31, 2017, except as described below.

Revenue Recognition

The Company recognizes revenue when control of its products and services is transferred to its customers in an amount that reflects the consideration it expects to receive from its customers in exchange for those products and services. This process involves identifying the contract with a customer, determining the performance obligations in the contract, determining the contract price, allocating the contract price to the distinct performance obligations in the contract, and recognizing revenue when the performance obligations have been satisfied. A performance obligation is considered distinct from other obligations in a contract when it provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and is separately identified in the contract. The Company considers a performance obligation satisfied once it has transferred control of a good or service to the customer, meaning the customer has the ability to use and obtain the benefit of the good or service. The Company recognizes revenue for satisfied performance obligations only when it determines there are no uncertainties regarding payment terms or transfer of control. For sales-based royalties, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Royalty and License Revenues

The Company licenses and sublicenses its patent rights to healthcare companies, medical laboratories and biotechnology partners. These agreements may involve multiple elements such as license fees, royalties and milestone payments. Revenue is recognized when the criteria described above have been met as well as the following:

•	Up-front nonrefundable license fees pursuant to agreements under which the Company has no continuing performance obligations are recognized as revenues on the effective date of the agreement and when collection is reasonably assured.

•	Minimum royalties are recognized as earned, and royalties are earned based on the licensee’s use. The Company estimates and records licensee’s sales based on historical usage rate and collectability.

Diagnostic Service Revenues

Revenue for clinical laboratory tests may come from several sources, including commercial third-party payors, such as insurance companies and health maintenance organizations, government payors, such as Medicare and Medicaid in the United States, patient self-pay and, in some cases, from hospitals or referring laboratories who, in turn, might bill third-party payors for testing. This revenue stream does not meet the criteria for contracts with a customer under ASC 606 because it is not probable that the Company will collect substantially all the consideration to which it will be entitled in exchange for the goods and services transferred, nor can it reliably determine the expected transaction price. Therefore, the Company is recognizing diagnostic service revenue on the cash collection basis until such time as it is able to properly estimate collections on third party reimbursements.

Clinical Research Revenue

Revenue from clinical research consists of revenue from the sale of urine and blood collection supplies and tests performed under agreements with our clinical research and business development partners. Revenue is recognized when supplies and/or test results are delivered, which is when control of the product is deemed to be transferred.

Refer to Note 3 to the condensed consolidated financial statements for further information.

Net Loss Per Share

Basic and diluted net loss per share is presented in conformity with ASC Topic 260, Earnings per Share, for all periods presented. In accordance with this guidance, basic net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted-average common shares outstanding during the period. Preferred dividends are included in income available to common stockholders in the computation of basic and diluted earnings per share. Diluted net loss per share is computed by dividing the net loss by the weighted average number of common shares and common share equivalents outstanding for the period. Common share equivalents are only included when their effect is dilutive.

The following table sets forth the computation of basic and diluted earnings per share:

	Three Months Ended March 31,
	2018	2017
Numerator: Net loss attributable to common shareholders	$(4,792,237)	$(10,005,597)
Adjustment for gain from change in fair value of derivative financial instruments—warrants	—	—

Net loss used for diluted loss per share	$(4,792,237)	$(10,005,597)

Denominator for basic and diluted net loss per share:
Weighted-average shares used to compute basic loss per share	4,613,704	2,580,085
Adjustments to reflect assumed exercise of warrants	—	—

Weighted-average shares used to compute diluted net loss per share	4,613,704	2,580,085

Net loss per share attributable to common stockholders:
Basic	$(1.04)	$(3.88)

Diluted	$(1.04)	$(3.88)

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because their effect was anti-dilutive:

	March 31,
	2018	2017
Options to purchase Common Stock	632,359	390,586
Warrants to purchase Common Stock	1,534,905	458,826
Restricted Stock Units	30,800	81,416
Series A Convertible Preferred Stock	5,261	5,261

	2,203,325	936,089

Change in Accounting Principle

In August 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-15, Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), which includes amendments that clarify how certain cash receipts and cash payments are presented in the statement of cash flows. ASU 2016-15 also provides guidance clarifying when an entity should separate cash receipts and cash payments and classify them into more than one class of cash flows. The Company adopted ASU 2016-15 as of January 1, 2018. The adoption of ASU 2016-15 had no material impact on its consolidated statements of cash flows.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). The new standard is based on the principle that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Since its initial release, the FASB has issued several amendments to the standard, which include clarification of accounting guidance related to identification of performance obligations, intellectual property licenses, and principle versus agent considerations. ASU 2014-09 and all subsequent amendments (collectively, “ASC 606”) became effective for the Company on January 1, 2018. The Company adopted ASC 606 on January 1, 2018 using the modified retrospective method for all contracts not completed as of the date of adoption. Refer to Note 3 to the condensed consolidated financial statements for further details.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for most leases. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The new standard will impact the Company’s accounting for its office leases and the Company is currently evaluating the impact of the new standard on its consolidated financial statements.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of operating and money market accounts as of December 31, 2017 and operating, money market accounts and commercial paper as of December 31, 2016 on deposit. Cash equivalents are considered by the Company to be highly liquid investments purchased with original maturities of three months or less from the date of purchase.

Short-Term Investments

Short-term investments consist of corporate debt securities, U.S. treasury securities, and commercial paper. The Company classifies its short-term investments as available-for-sale, as the sale of such securities may be required prior to maturity to execute management strategies. Investments classified as available-for-sale are carried at fair value, with the unrealized gains and losses reported as a component of consolidated accumulated other comprehensive income (loss) in stockholders’ equity until realized. Realized gains and losses from the sale of available-for-sale securities, if any, are determined on a specific identification basis. A decline in the market value of any available-for-sale security below cost that is determined to be other than temporary will result in an impairment charge to earnings and a new cost basis for the security is established. No such impairment charges were recorded for any period presented. Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the straight-line method and included in interest income. Interest income is recognized when earned. Realized gains and losses on investments in securities were included in other income (loss) within the consolidated statements of operations. As of December 31, 2017, all of the short-term investments have been sold to satisfy the Company’s outstanding obligations under the Loan and Security Agreement dated as of June 30, 2014 upon demanding repayment by the lenders. As a result, the Company recognized net realized loss of approximately $6,400 for the year ended December 31, 2017.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and short-term investments. The Company maintains deposit accounts at financial institutions that are in excess of federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash due to the financial position of the depository institution in which those deposits are held. We limit our exposure to credit loss by generally placing our cash and short-term investments in high credit quality financial institutions and investment in fixed income instruments denominated and payable in U.S. dollars. Additionally, we have established guidelines regarding diversification of our investments and their maturities, which are designed to maintain principal and maximize liquidity.

Revenues

Revenue is recognized when persuasive evidence that an arrangement exists, delivery has occurred, the price is fixed or determinable, and collection is reasonably assured.

Royalty and License Revenues

The Company licenses and sublicenses its patent rights to healthcare companies, medical laboratories and biotechnology partners. These agreements may involve multiple elements such as license fees, royalties and milestone payments. Revenue is recognized when the criteria described above have been met as well as the following:

•	Up-front nonrefundable license fees pursuant to agreements under which the Company has no continuing performance obligations are recognized as revenues on the effective date of the agreement and when collection is reasonably assured.

•	Minimum royalties are recognized as earned, and royalties are earned based on the licensee’s use. The Company is unable to predict licensee’s sales and thus revenue is recognized upon receipt of notification from licensee and payment when collection is assured. Notification is generally one quarter in arrears.

Diagnostic Service Revenues

Revenue for clinical laboratory tests may come from several sources, including commercial third-party payors, such as insurance companies and health maintenance organizations, government payors, such as Medicare and Medicaid in the United States, patient self-pay and, in some cases, from hospitals or referring laboratories who, in turn, might bill third-party payors for testing. The Company is recognizing diagnostic service revenue on the cash collection basis until such time as it is able to properly estimate collections on third party reimbursements.

Clinical Research Services Revenue

Revenue from clinical research services consists primarily of revenue from the sale of urine and blood collection supplies under agreements with our clinical research and business development partners. Revenue is recognized when supplies are delivered.

Allowance for Doubtful Accounts

The Company reviews the collectability of accounts receivable based on an assessment of historic experience, current economic conditions, and other collection indicators. At December 31, 2017 and 2016 the Company had not recorded an allowance for doubtful accounts. When accounts are determined to be uncollectible, they are written off against the reserve balance and the reserve is reassessed. When payments are received on reserved accounts, they are applied to the individual’s account and the reserve is reassessed.

Derivative Financial Instruments—Warrants

The Company has issued common stock warrants in connection with the execution of certain equity financings. Such warrants are classified as derivative liabilities under the provisions of Financial Accounting Standards Board (“FASB”) ASC 815 Derivatives and Hedging (“ASC 815”) or ASC 480 Distinguishing Liabilities from Equity (“ASC 480”) are recorded at their fair market value as of each reporting period. Such warrants do not meet the exemption that a contract should not be considered a derivative instrument if it is (1) indexed to its own stock and (2) classified in stockholders’ equity. The warrants within the scope of ASC 480 contain a feature that could require the transfer of cash in the event a change of control occurs without an authorization of our Board of Directors, and therefore classified as a liability. Changes in fair value of derivative liabilities are recorded in the consolidated statement of operations under the caption “Change in fair value of derivative instruments.”

The fair value of warrants is determined using the Black-Scholes option-pricing model using assumptions regarding the volatility of Trovagene’s common stock price, the remaining life of the warrants, and the risk-free interest rates at each period end. The Company thus uses model-derived valuations where inputs are observable in active markets to determine the fair value and accordingly classifies such warrants in Level 3 per FASB ASC Topic 820, Fair Value Measurements (“ASC 820”). At December 31, 2017 and 2016, the fair value of these warrants was $649,387 and $834,940, respectively, and was recorded as a liability under the caption “derivative financial instruments—warrants” on the consolidated balance sheets.

Stock-Based Compensation

FASB ASC Topic 718 “Compensation—Stock Compensation” (“ASC 718”) requires companies to measure the cost of employee services received in exchange for the award of equity instruments based on the estimated fair value of the award at the date of grant. The expense is recognized ratably over the period during which an employee is required to provide services in exchange for the award. ASC 718 did not change the way Trovagene accounts for non-employee stock-based compensation. Trovagene continues to account for shares of common stock, stock options and warrants issued to non-employees based on the fair value of the stock, stock option or warrant, if that value is more reliably measurable than the fair value of the consideration or services received. The Company accounts for stock options issued and vesting to non-employees in accordance with FASB ASC Topic 505-50 “Equity-Based Payment to Non-Employees”, and, accordingly, the value of the stock compensation to non-employees is based upon the measurement date as determined at either (1) the date at which a performance commitment is reached, or (2) the date at which the necessary performance to earn the equity instruments is complete. Therefore, the fair value of these options is being “marked to market” quarterly until the measurement date is determined.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, short-term investments, accounts receivable, accounts payable, debt and derivative liabilities. The Company has adopted ASC 820 for financial assets and liabilities that are required to be measured at fair value and non-financial assets and liabilities that are not required to be measured at fair value on a recurring basis. These financial instruments are stated at their respective historical carrying amounts, which approximate fair value due to their short term nature as they reflect current market interest rates. Debt is stated at its respective historical carrying amounts, which approximate fair value as they reflect current market interest rates.

In accordance with FASB ASC Subtopic 820-10, the Company measures certain assets and liabilities at fair value on a recurring basis using the three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The three tiers include:

•	Level 1 — Quoted prices for identical instruments in active markets.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations where inputs are observable or where significant value drivers are observable.

•	Level 3 — Instruments where significant value drivers are unobservable to third parties.

Long-Lived Assets

Long-lived assets consist of property and equipment and finite-lived intangible assets. The Company records property and equipment at cost, and records other intangible assets based on their fair values at the date of acquisition. Depreciation on property and equipment is calculated using the straight-line method over the estimate useful life of five years for laboratory equipment and three to five years for furniture and office equipment. Amortization of leasehold improvements is computed based on the shorter of the life of the asset or the term of the lease. Amortization of intangible assets is calculated using the straight line method over the estimate useful life of the assets, based on when the Company expect to receive cash inflows generated by the intangible assets.

Impairment losses on long-lived assets used in operations are recorded when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets carrying amount. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. During the year ended December 31, 2017, the Company recorded $104,700 of impairment loss on long-lived intangible assets. No impairment losses were recorded on long-lived assets to be held and used during the year ended December 31, 2016.

Restructuring

Restructuring costs are included in loss from operations in the consolidated statements of operations. The Company has accounted for these costs in accordance with ASC Topic 420, Exit or Disposal Cost Obligations. One-time termination benefits are recorded at the time they are communicated to the affected employees. In March 2017, the Company announced a restructuring plan which was completed as of December 31, 2017. See Note 12 to the consolidated financial statements for further information.

Income Taxes

Income taxes are determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. Deferred taxes result from differences between the financial statement and tax bases of Trovagene’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment.

Contingencies

In the normal course of business, Trovagene is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, stockholder lawsuits, product and environmental liability, and tax matters. In accordance with FASB ASC Topic 450, Accounting for Contingencies, Trovagene records such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Trovagene, in accordance with this guidance, does not recognize gain contingencies until realized.

Cost of Revenue

Cost of revenue represents the cost of materials, personnel costs, costs associated with processing specimens including pathological review, quality control analyses, and delivery charges necessary to render an individualized test result. Costs associated with performing tests are recorded as the tests are processed. However, the revenue on diagnostic services is recognized on a cash collection basis resulting in costs incurred before the collection of related revenue.

Research and Development

Research and development expenses, which include expenditures in connection with an in-house research and development laboratory, salaries and staff costs, purchased in-process research and development and regulatory and scientific consulting fees, as well as contract research and insurance, are accounted for in accordance with FASB ASC Topic 730-10-55-2, Research and Development. Also, as prescribed by this guidance, patent filing and maintenance expenses are considered legal in nature and therefore classified as general and administrative expense, if any.

While certain of the Company’s research and development costs may have future benefits, the Company’s policy of expensing all research and development expenditures is predicated on the fact that Trovagene has no history of successful commercialization of molecular diagnostic products to base any estimate of the number of future periods that would be benefited.

FASB ASC Topic 730, Research and Development requires that non-refundable advance payments for goods or services that will be used or rendered for future research and development activities be deferred and capitalized. As the related goods are delivered or the services are performed, or when the goods or services are no longer expected to be provided, the deferred amounts are recognized as an expense.

Net Loss Per Share

Basic and diluted net loss per share is presented in conformity with FASB ASC Topic 260, Earnings per Share, for all periods presented. In accordance with this guidance, basic and diluted net loss per common share is determined by dividing net loss applicable to common stockholders by the weighted-average common shares outstanding during the period. Preferred dividends are included in income available to common stockholders in the computation of basic and diluted earnings per share. Shares used in calculating diluted net loss per common share exclude as anti-dilutive the following share equivalents:

	December 31,
	2017	2016
Options to purchase Common Stock	374,207	460,719
Warrants to purchase Common stock	1,962,960	378,218
Restricted Stock Units	106,192	22,667
Series A Convertible Preferred Stock	5,261	5,261

	2,448,620	866,865

The following table summarizes the Company’s diluted net loss per share:

	December 31,
	2017	2016
Numerator:
Net loss attributable to common stockholders	$(24,930,984)	$(39,227,959)
Adjustment for gain from change in fair value of derivative financial instruments—warrants	—	(2,321,053)

Net loss used for diluted loss per share	$(24,930,984)	$(41,549,012)

Denominator:
Weighted-average shares used to compute basic net loss per share	2,890,031	2,514,570
Adjustments to reflect assumed exercise of warrants	—	8,869

Weighted-average shares used to compute diluted net loss per share	2,890,031	2,523,439

Net loss per share attributable to common stockholders:
Basic	$(8.63)	$(15.60)

Diluted	$(8.63)	$(15.55)

Change in Accounting Principle

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”), which aims to simplify the accounting for share-based payment transactions, including accounting for income taxes, classification on the statement of cash flows, accounting for forfeitures, and classification of awards as either liabilities or equity. In addition, under the ASU 2016-09, excess income tax benefits from share-based compensation arrangements are classified as cash flow from operations, rather than cash flow from financing activities. The Company adopted ASU 2016-09as of January 1, 2017 and has elected to continue estimating forfeitures based on historical experience. The adoption of ASU 2016-09 had no impact on the Company’s financial statements.

Recent Accounting Pronouncements

In August 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-15, Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), which includes amendments that clarify how certain cash receipts and cash payments are presented in the statement of cash flows. ASU 2016-15 also provides guidance clarifying when an entity should separate cash receipts and cash payments and classify them into more than one class of cash flows. The new amendments and guidance are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted provided that all amendments are adopted in the same period. The Company is currently evaluating the impact of adoption of ASU 2016-15 on its consolidated statements of cash flows.

In February 2016, the FASB issued ASU 2016-02, Leases. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for most leases. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The new standard will impact the Company’s accounting for its office leases and the Company is currently evaluating the impact of the new standard on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). The new standard is based on the principle that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Since its initial release, the FASB has issued several amendments to the standard, which include clarification of accounting guidance related to identification of performance obligations, intellectual property licenses, and principle versus agent considerations. ASU 2014-09 and all subsequent amendments (collectively, “ASC 606”) became effective for the Company on January 1, 2018 and was adopted the standard using the modified retrospective method. The cumulative effect of applying the new standard is immaterial and we will recognize the amount in retained earnings on the date of initial application. Under ASC 606, the Company will accrue for royalties as earned and no longer record them on a lag. The Company has reviewed its revenue streams to identify potential differences in accounting under the new revenue recognition standard. The Company’s timing and measurement of revenue recognition will not be materially affected by the adoption and implementation of ASC 606.

Currently, the Company does not have any significant contracts with customers given its stage of development. The Company has derived its revenues primarily from a limited number of royalty, license and diagnostic service agreements. The consideration the Company is eligible to receive under these agreements includes upfront license payments, milestone payments and royalties. Each of these agreements has unique terms that have been evaluated separately under the new standards. The new standards differ from the current accounting standard in many respects, such as in the accounting for variable consideration, including milestone payments. For example, the Company currently recognizes milestone revenue using the milestone method specified in ASC 605-28, which generally results in recognition of milestone revenue in the period that the milestone event is achieved. However, under the new standards, it is possible to start to recognize milestone revenue before the milestone is achieved if management determines with a high degree of certainty that amounts recorded as revenues will not have to be reversed when the uncertainty associated with the variable consideration is subsequently resolved. The Company has assessed the potential impact that the new standards may have with respect to its diagnostic service revenue and has determined to recognize its diagnostic service revenue on a cash collection basis as it does currently. The Company has completed its full assessment of the impact the new standards will have on its financial statements before the year-end 2017. The assessment concludes the Company will not have a significant change in the timing and measurement of its revenue upon adoption of the new standards. The Company will adopt the new standards effective January 1, 2018 using the modified retrospective transition method. The Company’s current assessment identifies a highly immaterial adjustment to beginning retained earnings for the cumulative effect of the change.